Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2012 CNY (¥)
Accounts receivable
Accounts receivable, current portion	$ 19,480	¥ 120,762		¥ 95,273
Accounts receivable, noncurrent portion	31,334	194,238		225,496
Accounts receivable	64,338	398,835		383,794
Less: Allowance for doubtful accounts	(13,524)	(83,835)	$ (10,167)	(63,025)	¥ (50,473)	¥ (52,544)
Total accounts receivable, net	50,814	315,000		320,769
Cord blood processing fees
Accounts receivable
Accounts receivable, current portion	12,729	78,911		64,838
Accounts receivable, noncurrent portion	31,334	194,238		225,496
Cord blood storage fees
Accounts receivable
Accounts receivable, current portion	6,375	39,522		28,894
Other
Accounts receivable
Accounts receivable, current portion	$ 376	¥ 2,329		¥ 1,541